Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income:
Cash Dividends Paid to Parent Company									$ 6,000,000	$ 6,000,000	$ 2,400,000
Interest Income	$ 7,077,000	$ 7,153,000	$ 7,173,000	$ 6,985,000	$ 6,983,000	$ 6,908,000	$ 7,066,000	$ 6,949,000	28,387,623	27,905,752	29,482,164
Miscellaneous Income	1,328,000	1,781,000	1,464,000	1,828,000	1,600,000	1,369,000	1,387,000	2,651,000	6,400,923	7,007,249	6,162,783
Expenses:
Interest Expense	924,000	805,000	868,000	919,000	957,000	1,001,000	1,068,000	1,173,000	3,515,792	4,199,179	5,813,056
Other Expenses									4,817,220	4,401,016	4,390,766
Income Before Income Taxes	977,000	2,435,000	2,076,000	2,358,000	1,715,000	2,346,000	2,050,000	2,072,000	7,845,136	8,183,026	8,113,908
Income Tax Benefit	115,000	655,000	510,000	641,000	371,000	601,000	527,000	567,000	1,920,480	2,067,099	2,303,168
Net Income	862,000	1,780,000	1,566,000	1,717,000	1,344,000	1,745,000	1,523,000	1,505,000	5,924,656	6,115,927	5,810,740
Preferred Stock Dividends	(93,000)	(110,000)	(110,000)	(110,000)	(110,000)	(110,000)	(110,000)	(110,000)	(422,889)	(440,000)	(440,000)
Preferred Stock Redemption Discount	660,000								660,000
Net Income Available To Common Shareholders	$ 1,429,000	$ 1,670,000	$ 1,456,000	$ 1,607,000	$ 1,234,000	$ 1,635,000	$ 1,413,000	$ 1,395,000	6,161,767	5,675,927	5,370,740
Parent Company [Member]
Income:
Equity in Earnings of Security Federal Bank									410,959	506,074	3,779,212
Miscellaneous Income									21,530	15,828	12,937
Total Income									6,432,489	6,521,902	6,192,149
Expenses:
Interest Expense									688,750	591,054	587,859
Other Expenses									69,603	18,822	19,382
Total Expenses									758,353	609,876	607,241
Income Before Income Taxes									5,674,136	5,912,026	5,584,908
Income Tax Benefit									(250,520)	(203,901)	(225,832)
Net Income									5,924,656	6,115,927	5,810,740
Preferred Stock Dividends									(422,889)	(440,000)	(440,000)
Preferred Stock Redemption Discount									660,000
Net Income Available To Common Shareholders									$ 6,161,767	$ 5,675,927	$ 5,370,740